Material related party transactions - Key management personnel compensation (Details) - CNY (¥) ¥ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Material related party transactions
Short-term employee benefits	¥ 3,264	¥ 2,817	¥ 11,410	¥ 7,189
Equity-settled share-based payment expenses (Note 32)				39,727
Total	¥ 3,264	¥ 2,817	¥ 11,410	¥ 46,916